Average Annual Total Returns - 1290 High Yield Bond Fund	Mar. 01, 2021
ICEBofAUSHighYieldMasterIIIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	6.17%
5 Years	8.43%
Since Inception	5.64%
Class A Shares
Average Annual Return:
1 Year	2.15%
5 Years	6.62%
Since Inception	3.39%
Inception Date	Nov. 12, 2014
Class T Shares
Average Annual Return:
1 Year	4.35%
5 Years	7.31%
Since Inception	4.59%
Inception Date	Nov. 12, 2014
Class I Shares
Average Annual Return:
1 Year	7.07%
5 Years	7.86%
Since Inception	5.03%
Inception Date	Nov. 12, 2014
Class I Shares | After Taxes on Distributions
Average Annual Return:
1 Year	4.73%
5 Years	5.29%
Since Inception	2.40%
Inception Date	Nov. 12, 2014
Class I Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.08%
5 Years	4.89%
Since Inception	2.60%
Inception Date	Nov. 12, 2014
Class R Shares
Average Annual Return:
1 Year	6.54%
5 Years	7.32%
Since Inception	4.50%
Inception Date	Nov. 12, 2014